INVESTMENTS - Narrative (Details) S/ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025 PEN (S/) certificate	Dec. 31, 2024 PEN (S/) certificate	Dec. 31, 2025 USD ($)	Aug. 31, 2025 PEN (S/)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 PEN (S/)
Disclosure of financial assets [line items]
Provision of credit losses	S/ 53,900	S/ 27,900
At fair value through profit or loss	4,957,236	4,715,343
Financial assets at amortized cost
Disclosure of financial assets [line items]
Fair value of underlying assets	323,500	1,063,400
Cash Flow Hedges
Disclosure of financial assets [line items]
Notional amount		76,400			$ 20.3
Interest rate swaps | Fair Value Hedges
Disclosure of financial assets [line items]
Notional amount	504,500	790,400
Corporate bonds
Disclosure of financial assets [line items]
At fair value through profit or loss	87,644	75,601
Corporate bonds | Fair Value Hedges
Disclosure of financial assets [line items]
Notional amount	167,300	S/ 125,200	$ 49.7		$ 33.3
Corporate bonds | Cash Flow Hedges | Currency swaps
Disclosure of financial assets [line items]
Notional amount	S/ 47,000
Certificates of deposit BCRP
Disclosure of financial assets [line items]
Number of certificates of deposits | certificate	110,274	116,499
Sovereign Bonds
Disclosure of financial assets [line items]
Fair value of underlying assets				S/ 3,729,700		S/ 780,800
At fair value through profit or loss				99,000		26,000
Financial assets available-for-sale						795,400
Sovereign Bonds | Financial assets at amortized cost
Disclosure of financial assets [line items]
Fair value of underlying assets				S/ 3,438,200		S/ 1,450,000
United States of America
Disclosure of financial assets [line items]
Percentage of corporate bonds issued	41.10%	42.20%
United States of America | Corporate bonds
Disclosure of financial assets [line items]
Percentage of corporate bonds issued	5.60%
In Peru
Disclosure of financial assets [line items]
Percentage of corporate bonds issued	33.30%	33.20%
In Peru | Corporate bonds
Disclosure of financial assets [line items]
Percentage of corporate bonds issued	21.20%	30.60%
Chile
Disclosure of financial assets [line items]
Percentage of corporate bonds issued	3.90%
Chile | Corporate bonds
Disclosure of financial assets [line items]
Percentage of corporate bonds issued	9.80%	23.90%
Colombia
Disclosure of financial assets [line items]
Percentage of corporate bonds issued	3.30%	3.60%
Colombia | Corporate bonds
Disclosure of financial assets [line items]
Percentage of corporate bonds issued	40.60%	15.70%
Others
Disclosure of financial assets [line items]
Percentage of corporate bonds issued	18.40%	21.00%
Others | Corporate bonds
Disclosure of financial assets [line items]
Percentage of corporate bonds issued	14.80%	18.10%
Bolivia | Certificates of deposit BCRP | Others
Disclosure of financial assets [line items]
Total	S/ 231,300	S/ 417,800
Repurchase Agreement
Disclosure of financial assets [line items]
Investments in equity instruments designated at fair value through other comprehensive income	S/ 5,990,900	S/ 5,934,500